UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21346

Name of Fund:  BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni New

            York Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 124.9%
Corporate — 5.4%
Build NYC Resource Corp., Refunding RB:
Ethical Culture Fieldston School Project, 5.00%, 6/01/30	$385	$457,161
Pratt Paper, Inc. Project, AMT, 4.50%, 1/01/25 (a)	500	541,995
The Packer Collegiate Institute Project, 5.00%, 6/01/35	250	287,992
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	500	628,265
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24 (a)	500	504,810
Utility Debt Securitization Authority, Refunding RB, New York Restructuring, Series E, 5.00%, 12/15/32	1,000	1,202,620

		3,622,843
County/City/Special District/School District — 23.5%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/24	1,000	1,072,530
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 4.00%, 7/15/29	1,000	1,123,150
City of New York New York, GO, Refunding, Series E:
5.25%, 8/01/22	2,000	2,422,600
5.00%, 8/01/30	1,250	1,471,663
City of New York New York, GO:
Sub-Series A-1, 5.00%, 8/01/33	700	821,338
Sub-Series I-1, 5.50%, 4/01/21	1,500	1,657,440
Sub-Series I-1, 5.13%, 4/01/25	750	820,515
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	1,000	1,005,060

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	$750	$846,990
City of Yonkers New York, GO, Refunding, Series B, 5.00%, 8/01/24	490	593,532
County of Nassau New York, GO, Series A, 5.00%, 1/01/32	1,000	1,182,070
Haverstraw-Stony Point Central School District, GO, Refunding (AGM), 5.00%, 10/15/33	300	355,812
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,168,390
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/32	20	23,969
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,146,730

		15,711,789
Education — 29.6%
Build NYC Resource Corp., Refunding RB, 5.00%, 7/01/33	2,000	2,313,220
City of New York New York Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 7/01/32	500	591,675
County of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing, 6.00%, 10/01/31	1,000	1,184,550
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 7/01/30	1,000	1,188,400
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 3/01/20 (b)	1,000	1,127,410
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	500	574,190

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
New York State Dormitory Authority, Refunding RB, Pace University, Series A, 5.00%, 5/01/27	$980	$1,103,598
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	500	528,840
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	120	140,261
Fordham University, Series A, 5.25%, 7/01/25	500	576,755
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/32	1,000	1,164,870
Mount Sinai School of Medicine, 5.50%, 7/01/19 (b)	1,000	1,116,420
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	250	302,145
Series A, 5.00%, 3/15/32	1,000	1,197,840
Touro College & University System Obligation Group, Series A, 4.13%, 1/01/30	1,000	1,044,410
State of New York Dormitory Authority, Refunding RB:
Fordham University, 5.00%, 7/01/29	375	443,906
Fordham University, 5.00%, 7/01/30	300	353,166
Series B, 5.00%, 7/01/31	1,500	1,823,115
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,050	1,259,790
The Culinary Institute of America, 5.00%, 7/01/28	500	563,960
Troy Capital Resource Corp., Refunding RB, 5.00%, 8/01/32	1,000	1,176,370

		19,774,891
Health — 17.4%
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 7/01/30	500	578,580
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 4/01/21	215	244,485

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.25%, 7/01/25	$1,000	$1,130,420
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 4.63%, 11/01/16	800	800,000
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/24	910	1,042,460
Remarketing, Series A, 5.00%, 11/01/30	580	648,672
Series B, 6.00%, 11/01/20 (b)	205	243,936
Series B, 6.00%, 11/01/30	35	39,895
County of Westchester New York Local Development Corp., Refunding RB:
Kendal On Hudson Project, 4.00%, 1/01/23	250	276,590
Kendal On Hudson Project, 5.00%, 1/01/28	875	995,514
Westchester Medical Center, 5.00%, 11/01/34	500	569,480
State of New York Dormitory Authority, RB, Series A:
New York State Association for Retarded Children, Inc., 5.30%, 7/01/23	450	500,976
New York University Hospitals Center, 5.00%, 7/01/20 (b)	1,000	1,141,310
State of New York Dormitory Authority, Refunding RB:
Columbia University, Series B, 5.00%, 10/01/31	250	310,200
Mount Sinai Hospital Series A, 4.25%, 7/01/23	250	273,172
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	500	567,240
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,270	1,502,169

2	BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
Yonkers New York Industrial Development Agency, RB, Sacred Heart Association Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	$750	$752,407

		11,617,506
Housing — 2.1%
City of New York New York Housing Development Corp., RB, M/F Housing:
Series B1, 5.25%, 7/01/30	500	591,345
Series H-2-A, Remarketing, AMT, 5.00%, 11/01/30	780	797,222

		1,388,567
State — 5.3%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	575	625,686
State of New York Dormitory Authority, RB:
Haverstraw King’s Daughters Public Library, 5.00%, 7/01/26	1,015	1,160,967
Municipal Health Facilities Lease, Sub-Series 2-4, 5.00%, 1/15/27	600	628,890
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/22	1,000	1,097,100

		3,512,643
Tobacco — 1.3%
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/34	500	571,410
New York Counties Tobacco Trust, Refunding RB, Tobacco Settlement Pass-Through, 5.00%, 6/01/30	265	309,814

		881,224
Transportation — 35.1%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,168,920
Series A (NPFGC), 5.00%, 11/15/16	1,010	1,011,697

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Metropolitan Transportation Authority, RB (continued):
Series A-1, 5.25%, 11/15/33	$500	$598,935
Series B, 5.25%, 11/15/33	1,000	1,205,410
Series B (NPFGC), 5.25%, 11/15/19	860	964,997
Sub-Series B-1, 5.00%, 11/15/24	460	542,602
Sub-Series B-4, 5.00%, 11/15/24	300	353,871
New York State Thruway Authority, RB, Junior Lien, Series A, 5.00%, 1/01/34	2,000	2,365,920
New York Transportation Development Corp., RB, Laguardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 7/01/34	1,000	1,121,840
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/26	1,000	1,092,700
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,000	1,126,680
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/21	2,000	2,339,620
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	500	529,215
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/32	1,000	1,152,230
Consolidated, 152nd Series, 5.00%, 11/01/24	1,000	1,058,280
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 1/01/37	660	754,274
Series K, 5.00%, 1/01/32	1,035	1,220,845
Triborough Bridge & Tunnel Authority, RB:
Series B, 5.00%, 11/15/31	2,005	2,442,692
Series B-3, 5.00%, 11/15/33	500	603,260

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, Series A:
5.00%, 11/15/24	$1,000	$1,220,970
5.00%, 1/01/27	500	586,680

		23,461,638
Utilities — 5.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series DD, 5.00%, 6/15/32	250	266,068
Long Island Power Authority, Refunding RB, Electric System, Series A:
5.50%, 4/01/19 (b)	500	553,525
5.00%, 9/01/34	1,000	1,161,380
State of New York Environmental Facilities Corp., Refunding RB, NYC Municipal Water Finance Authority Project, 2nd Resolution, Series B, 5.00%, 6/15/31	1,000	1,163,590
Upper Mohawk Valley Regional Water Finance Authority, Refunding RB:
4.00%, 4/01/25	125	145,780
5.00%, 4/01/26	160	201,326

		3,491,669
Total Municipal Bonds in New York		83,462,770

Puerto Rico — 2.2%
Housing — 2.2%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,360	1,452,983
Total Municipal Bonds — 127.1%		84,915,753

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York — 26.9%
County/City/Special District/School District — 10.4%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	$599	$660,542
City of New York New York, GO:
Series I, 5.00%, 3/01/32	991	1,158,477
Sub-Series G-1, 5.00%, 4/01/29	750	882,653
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	3,540	4,242,513

		6,944,185
Education — 2.7%
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 3/15/33	1,500	1,839,750
State — 4.5%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	990	1,217,245
State of New York Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 3/15/32	1,499	1,779,494

		2,996,739
Transportation — 4.3%
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/19 (b)	749	845,124
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	750	862,785
Port Authority of New York & New Jersey, RB, 178th Series, AMT, 5.00%, 12/01/32	991	1,141,847

		2,849,756
Utilities — 5.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	1,560	1,809,116

4	BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System (continued):
Series A, 4.75%, 6/15/17 (b)	$283	$289,593
Series A, 4.75%, 6/15/30	1,217	1,246,887

		3,345,596
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.9%		17,976,026
Total Long-Term Investments (Cost — $95,754,513) — 154.0%		102,891,779

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.44% (d)(e)	1,112,097	$1,112,209
Total Short-Term Securities (Cost — $1,112,121) — 1.7%		1,112,209
Total Investments (Cost — $96,866,634*) — 155.7%		104,003,988
Other Assets Less Liabilities — 1.8%		1,190,540
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.4)%		(8,955,976)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (44.1)%		(29,450,073)

Net Assets Applicable to Common Shares — 100.0%		$66,788,479

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$88,272,791

Gross unrealized appreciation	$7,204,404
Gross unrealized depreciation	(412,378)

Net unrealized appreciation	$6,792,026

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(d)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	315,667	796,430	1,112,097	$1,112,209	$726

(e)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(1)	5-Year U.S. Treasury Note	December 2016	$120,797	$905
(15)	10-Year U.S. Treasury Note	December 2016	$1,944,375	27,399
(7)	Long U.S. Treasury Bond	December 2016	$1,139,031	43,040
Total				$71,344

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
GO	General Obligation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or nontransferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

6	BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$102,891,779	—	$102,891,779
Short-Term Securities	$1,112,209	—	—	1,112,209

Total	$1,112,209	$102,891,779	—	$104,003,988

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$71,344	—	—	$71,344

[1]    See above Schedule of Investments for values in each sector.

[2]    Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$47,450	—	—	$47,450
Liabilities:
TOB Trust Certificates	—	$(8,939,171)	—	(8,939,171)
VRDP Shares at Liquidation Value	—	(29,600,000)	—	(29,600,000)

Total	$47,450	$(38,539,171)	—	$(38,491,721)

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2016	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 20, 2016